Financial Instruments - Fair Value Measurement (Details) - DKK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr (9,151)	kr (9,900)
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	8,398	8,819
Marketable Securities | Level 1
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	8,398	8,819
Other Investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	753	1,081
Other Investments | Level 1
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	729	1,067
Other Investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 24	kr 14